Schedules of Investments ─ IQ Merger Arbitrage ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 89.7%
Communication Services — 2.7%
Cincinnati Bell, Inc.*	1,134,972	$17,296,973
Codemasters Group Holdings PLC*	343,217	2,827,834

Total Communication Services		20,124,807

Consumer Discretionary — 12.6%
Collectors Universe, Inc.	74,269	6,781,502
Grubhub, Inc.*(a)	487,389	36,685,770
Sportsman's Warehouse Holdings, Inc.*	725,108	12,703,892
William Hill PLC*	9,817,469	36,399,643

Total Consumer Discretionary		92,570,807

Consumer Staples — 1.3%
Coca-Cola Amatil Ltd.	653,519	6,558,475
METRO AG	265,948	3,112,748

Total Consumer Staples		9,671,223

Energy — 0.6%
TC PipeLines LP	141,918	4,213,546

Financials — 13.6%
CIT Group, Inc.	759,403	28,021,971
Credito Valtellinese SpA*	185,130	2,591,014
Eaton Vance Corp.	532,875	35,777,228
Hitachi Capital Corp.	265,231	6,531,024
RSA Insurance Group PLC	924,169	8,566,215
TCF Financial Corp.	377,492	14,669,339
Waddell & Reed Financial, Inc., Class A(b)	155,201	3,925,033

Total Financials		100,081,824

Health Care — 13.3%
Alexion Pharmaceuticals, Inc.*	243,192	37,288,629
BioTelemetry, Inc.*	157,815	11,277,460
HMS Holdings Corp.*	341,306	12,566,887
Varian Medical Systems, Inc.*	207,380	36,409,707

Total Health Care		97,542,683

Industrials — 6.0%
Aerojet Rocketdyne Holdings, Inc.*	460,562	23,967,647
G4S PLC*	3,013,110	10,761,905
IHS Markit Ltd.	109,651	9,548,409

Total Industrials		44,277,961

Information Technology — 32.7%
Cardtronics PLC, Class A*	130,734	5,079,016
Endurance International Group Holdings, Inc.*	299,133	2,835,781
Inphi Corp.*	253,584	42,756,798
Maxim Integrated Products, Inc.	488,012	42,803,532
MTS Systems Corp.	71,190	4,167,463
Pluralsight, Inc., Class A*	596,264	12,402,291
RealPage, Inc.*	435,532	37,704,005
Siltronic AG(b)	23,357	4,001,075
Slack Technologies, Inc., Class A*	899,533	37,933,307
Virtusa Corp.*	187,774	9,585,863
Xilinx, Inc.(a)	311,055	40,614,451

Total Information Technology		239,883,582

Materials — 2.0%
KAZ Minerals PLC	491,140	4,889,643
Norbord, Inc.	32,185	1,392,260
Saracen Mineral Holdings Ltd.*	2,206,009	8,242,770

Total Materials		14,524,673

Utilities — 4.9%
PNM Resources, Inc.	745,896	36,190,874

Total Common Stocks
(Cost $631,115,001)		659,081,980

Investment Company — 0.4%

U.S. Ultra Short Term Bond Funds — 0.4%
IQ Ultra Short Duration ETF†
(Cost $2,648,992)	53,655	2,665,044

Short-Term Investments — 9.8%

Money Market Funds — 9.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	4,193,239	4,193,239
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	68,081,931	68,081,931
Total Short-Term Investments
(Cost $72,275,170)		72,275,170

Total Investments — 99.9%
(Cost $706,039,163)		734,022,194
Other Assets and Liabilities, Net — 0.1%		720,918
Net Assets — 100.0%		$734,743,112

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $16,249,060.
(b)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,141,399; total market value of collateral held by the Fund was $4,316,626. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $123,387.
(c)	Reflects the 1-day yield at January 31, 2021.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ Merger Arbitrage ETF(continued)

January 31, 2021 (unaudited)

Total Return Swap contracts outstanding at January 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Energy Select Sector SPDR Fund	Bank of America	1-Month LIBOR	8/31/2021	Monthly	$(1,925,186)	$–
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	2/02/2022	Monthly	(1,925,186)	–
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(8,904,904)	–
Financial Select Sector SPDR Fund	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(8,904,904)	–
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	1-Day FEDEF - 1.00%	2/02/2022	Monthly	(15,554,970)	–
iShares MSCI Japan ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(3,170,235)	–
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(3,170,235)	–
iShares MSCI Pacific ex Japan ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(4,033,624)	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	1-Day FEDEF - 7.63%	2/02/2022	Monthly	(4,033,624)	–
iShares PHLX Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 1.28%	2/02/2022	Monthly	(114,525,578)	–
iShares U.S. Financial Services ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(4,767,227)	–
iShares U.S. Financial Services ETF	Morgan Stanley	1-Day FEDEF - 0.83%	2/02/2022	Monthly	(4,767,227)	–
Materials Select Sector SPDR Fund	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(675,389)	–
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.25%	2/02/2022	Monthly	(675,389)	–
SPDR S&P Regional Banking ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(21,561,022)	–
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/02/2022	Monthly	(21,561,022)	–
Vanguard FTSE Europe ETF	Bank of America	1-Month LIBOR	8/31/2021	Monthly	(30,265,691)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/02/2022	Monthly	(30,265,691)	–
						$–

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $13,840,420 and with Bank of America amounted to $2,408,640 at January 31, 2021. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.
At January 31, 2021 Morgan Stanley has pledged $115 in cash which is invested in the Blackrock Treasury Trust Institutional Shares as collateral for total return swap contracts. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(f) Reflects the value at reset date of January 31, 2021.

Abbreviations

FEDEF — Federal Funds Effective Rate
LIBOR — London InterBank Offered Rate

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$659,081,980	$–	$–	$659,081,980
Investment Companies	2,665,044	–	–	2,665,044
Short-Term Investments:
Money Market Funds	72,275,170	–	–	72,275,170
Total Investments in Securities	734,022,194	–	–	734,022,194
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$734,022,194	$–	$–	$734,022,194
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedules of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

Schedules of Investments ─ IQ Merger Arbitrage ETF(continued)

January 31, 2021 (unaudited)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2021 is as follows:

Affiliated Holdings

	Shares at 04/30/2020	Value ($) at 04/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2021	Value ($) at 01/31/2021
IQ Ultra
Short
Duration
ETF	59,392	2,936,934	3,363,668	(3,665,740)	31,134	(952)	27,918	10,350	53,655	2,665,044